EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits
Schedule of actuarial employee benefit asset and liabilities

				Consolidated
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(53,328)	(47,708)	23,255	18,884
Post-employment healthcare benefits			379,160	454,162
	(53,328)	(47,708)	402,415	473,046

Schedule of reconciliation of employee benefits' assets and liabilities

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Present value of defined benefit obligation	2,888,441	2,904,023	3,329,075
Fair value of plan assets	(3,526,884)	(3,683,575)	(3,713,099)
Deficit(Surplus)	(638,443)	(779,552)	(384,024)
Restriction to actuarial assets due to recovery limitation	608,370	750,728	367,265
Liabilities (Assets), net	(30,073)	(28,824)	(16,759)

Schedule of defined benefit obligation

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Present value of obligations at the beginning of the year	2,904,023	3,329,075	3,117,307
Cost of service	1,244	1,509	1,152
Interest cost	345,681	298,872	347,297
Participant contributions made in the year	1,178	1,348	1,404
Benefits paid	(343,403)	(334,094)	(324,750)
Actuarial loss/(gain)	(20,282)	(392,687)	186,665
Present value of obligations at the end of the year	2,888,441	2,904,023	3,329,075

Schedule of changes in fair value of the plan

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Fair value of plan assets at the beginning of the year	(3,683,575)	(3,713,099)	(3,572,869)
Interest income	(444,752)	(335,322)	(401,054)
Benefits Paid	341,856	333,037	324,750
Participant contributions made in the year	(1,178)	(1,348)	(1,404)
Employer contributions made in the year	(1,168)	(165)	(184)
Return on plan assets (less interest income)	261,933	33,322	(62,338)
Fair value of plan assets at the end of the year	(3,526,884)	(3,683,575)	(3,713,099)

Schedule of employee benefits recognized income statement

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Cost of current service	1,244	1,509	1,152
Interest cost	345,681	298,872	347,297
Expected return on plan assets	(444,752)	(335,322)	(401,054)
Interest on the asset ceiling effect	95,231	34,663	50,076
Total costs / (income), net	(2,596)	(278)	(2,529)

Schedule of actuarial gains and losses

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Actuarial losses and (gains)	(20,282)	(392,687)	186,665
Return on plan assets (less interest income)	261,933	33,322	(62,338)
Change in the asset’s limit (excluding interest income)	(237,589)	348,800	(109,355)
Total cost of actuarial losses and (gains)	4,062	(10,565)	14,972

Schedule of breakdown of actuarial gains and losses

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Loss due to change in financial assumptions	(27,989)	(448,752)	194,988
Loss due to experience adjustments	7,707	60,215	(13,933)
Loss due to changes in assumptions		(4,150)	5,610
Return on plan assets (less interest income)	261,933	33,322	(62,338)
Change in the asset’s limit (excluding interest income)	(237,589)	348,800	(109,355)
Actuarial losses and (gains)	4,062	(10,565)	14,972

Schedule of actuarial assumptions used

	12/31/2025	12/31/2024
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Real discount rate	Millennium Plan: 7.30%	Millennium Plan: 7.12%
	Plan 35%: 7.60%	Plan 35%: 7.46%
	Supplementation: 7.54%	Supplementation: 7.43%
	Mauá Prev: 7.39%	Mauá Prev: 7.34%
Inflation rate	4.05%	4,96%
Nominal salary increase rate	1.00%	1.00%
Nominal benefit increase rate	4.05%	4,96%
Rate of return on investments	Millennium Plan: 7.30%	Millennium Plan: 7.12%
	Plan 35%: 7.60%	Plan 35%: 7.46%
	Supplementation : 7.54%	Supplementation : 7.43%
	Mauá Prev: 7.39%	Mauá Prev: 7.34%
General mortality table	Millennium Plan: AT-2012 segregated by gender	Millennium Plan: AT-2012 segregated by gender
	Plans 35% : AT-2000 Male, aggravated by 15%	Plans 35% : AT-2000 Male, aggravated by 15%
	Supplementation: AT-2000 segregated by gender, aggravated by 10%	Supplementation: AT-2000 segregated by gender, aggravated by 10%
	Mauá Prev: AT-2012 segregated by gender	Mauá Prev: AT-2012 segregated by gender
	Millennium Plan: Easy light	Millennium Plan: Easy light
Disability table	Mauá Prev and ACT: ALVARO VINDAS (D50%)	Mauá Prev and ACT: ALVARO VINDAS (D50%)
	Other Plans: Not applicable	Other Plans: Not applicable

Disability mortality table	Millennium Plan: AT 71	Millennium Plan: AT 71
	Plans 35%: MI-2006 - 10% M&F	Plans 35%: MI-2006 - 10% M&F
	Supplementation: Winklevoss - 10%	Supplementation: Winklevoss - 10%
	Mauá Prev and ACT: IAPB-57	Mauá Prev and ACT: IAPB-57
Turnover table	Millennium Plan 5% per year	Millennium Plan 5% per year
	Maua Prev: MercerService	Maua Prev: MercerService
	Other Plans: Not applicable	Other Plans: Not applicable
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	For the Mauá Prev and ACT Plans, 90% of participants are expected to be married at retirement, while this figure is 95% for other Plans. Female spouses are assumed to be 4 years younger than male participants.	For the Mauá Prev and ACT Plans, 90% of participants are expected to be married at retirement, while this figure is 95% for other Plans. Female spouses are assumed to be 4 years younger than male participants.

Schedule of average expectancy

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)		Plan ACT		Mauá Prev
Longevity at age of 65 for current participants	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Male	18.38	18.38	18.75	18.75	21.47	21.47	21.47	21.47	21.47	21.47
Female	18.38	18.38	21.41	21.41	23.34	23.34	23.34	23.34	23.34	23.34

Longevity at age of 40 for current participants
Male	40.15	40.15	40.60	40.60	44.07	44.07	44.07	44.07	44.07	44.07
Female	40.15	40.15	44.41	44.41	46.68	46.68	46.68	46.68	46.68	46.68

Schedule of allocation defined benefit assets

		12/31/2025		12/31/2024		12/31/2023
Variable income	291,676	8.27%	358,124	9.72%	190,455	5.13%
Fixed income	2,786,582	79.01%	2,916,385	79.17%	3,143,056	84.65%
Real estate	266,080	7.54%	225,421	6.12%	201,870	5.44%
Others	182,546	5.18%	183,645	4.99%	177,718	4.78%
Total	3,526,884	100.00%	3,683,575	100.00%	3,713,099	100.00%

Schedule of sensitive analysis

		12/31/2025
	Consolidated Effect of Plans
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(11,114)	11,842
Effect on present value of obligations	(94,507)	100,779

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	21	(20)
Effect on present value of obligations	805	(773)

Assumption: Mortality table
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,636	(1,636)
Effect on present value of obligations	13,894	(13,894)

Assumption: Benefit adjustment
Sensitivity level	+1 ano	- 1 ano
Effect on current service cost and on interest on actuarial obligations	8,129	(8,030)
Effect on present value of obligations	67,802	(66,944)

Schedule of forecast benefit payments defined benefit plans

Forecast payments	2025	2024
Year 1	360,546	349,582
Year 2	332,116	325,518
Year 3	322,471	316,201
Year 4	311,975	306,861
Year 5	301,430	296,668
Next 5 years	1,331,249	1,323,196
Total forecast payments	2,959,787	2,918,026

Schedule of post employment health care plan amounts

	12/31/2025	12/31/2024	12/31/2023
Present value of obligations	379,161	454,161	481,118
Liabilities	379,161	454,161	481,118

Schedule of reconciliation of the healthcare liabilities

	12/31/2025	12/31/2024	12/31/2023
Actuarial liability at the beginning of the year	454,161	481,118	537,290
Expenses recognized in income for the year	54,897	42,749	58,737
Sponsor’s contributions transferred in prior year	(50,098)	(51,884)	(51,788)
Recognition of actuarial loss/(gain)	(79,799)	(17,822)	(63,121)
Actuarial liability at the end of the year	379,161	454,161	481,118

Schedule of actuarial gains and losses recognized in equity

	12/31/2025	12/31/2024	12/31/2023
Actuarial gain (loss) on obligation	(79,799)	(17,822)	(63,121)
Gain/(loss) recognized in shareholders' equity	(79,799)	(17,822)	(63,121)

Schedule of weighted average life

	12/31/2025	12/31/2024	12/31/2023
Longevity at age of 65 for current participants
Male	20.24	20.24	20.24
Female	20.24	20.24	20.24

Longevity at age of 40 for current participants
Male	42.74	42.74	42.74
Female	42.74	42.74	42.74

Schedule of actuarial assumptions used for calculating postemployment healthcare benefits

	12/31/2025	12/31/2024	12/31/2023
Biometric and Demographic
General mortality table	AT 2000 separated by gender 20%	AT 2000 separated by gender 20%	AT 2000 segregated by gender 20%
Financial
Actuarial nominal discount rate	11.96%	13.01%	5.33%
Inflation	4.05%	4.96%	3.90%
Real increase in medical costs based on age (Aging Factor)	0.5% - 3.00% real p.a.	0.5% - 3.00% real p.a.	0.5% - 3.00% real p.a.
Nominal increase medical costs growth rate	4.10%	4.10%	4.10%
Average medical cost (Claim cost)	1,388.26	1,320.89	1,204.48

Schedule of quantitative sensitivity analysis for significant assumptions

		12/31/2025
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	510,034	(540,863)
Effect on present value of obligations	(10,629,052)	11,323,696

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	3,102,518	(2,773,758)
Effect on present value of obligations	25,945,554	(23,196,224)

	Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	(2,257,050)	2,340,830
Effect on present value of obligations	(18,875,130)	19,575,759

Schedule of forecast benefit payments of the postemployment healthcare plans

Forecast benefit payments	12/31/2025	12/31/2024
Year 1	55,486	66,468
Year 2	52,333	62,452
Year 3	49,160	58,572
Year 4	45,963	54,760
Year 5	42,760	51,020
Next 5 years	167,691	202,310
Total forecast payments	413,393	495,582